                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment [  ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Prospector Partners, LLC
Address: The Webster Memorial Building
         36 Trumball Street
         Hartford, CT  06103-2404

Form 13F File Number: 28-4685

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John D. Gillespie
Title:   Managing Member
Phone:   (860) 560-6200

Signature, Place, and Date of Signing:

    /s/ John D. Gillespie    Hartford, CT        5/15/2000
    _____________________    _______________     ______________
         [Signature]         [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]
































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:     0

Form 13F Information Table Entry Total:     75

Form 13F Information Table Value Total:     $159,597
                                            [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         28-

         [Repeat as necessary.]
























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

                                                           13F Report
                                                             3/31/00
                                               PROSPECTOR PARTNERS, LLC (Hartford)


    ITEM 1          ITEM 2          ITEM 3        ITEM 4              ITEM 5          ITEM 6       ITEM 7          ITEM 8
    ------          ------          ------        ------              ------          ------       ------          ------

                                                  FAIR
                    TITLE           CUSIP         MARKET    SHRS OR                   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER     OF CLASS         NUMBER        VALUE     PRN AMT  SH/PRN  PUT/CALL DISCRETION  MANAGERS   SOLE   SHARED  NONE
--------------     --------         ------        ------    -------  ------  -------- ----------- --------   ----   ------  ----

ACE LTD COM        COMMON STOCK      G0070K103      3866     169000    SH                SOLE              169000     0     0
ACE LTD COM        OPTIONS - CALLS   G0070K0EC       229      10000    SH     CALL       SOLE               10000     0     0
ACE LTD COM        OPTIONS - CALLS   G0070K0HC       686      30000    SH     CALL       SOLE               30000     0     0
ADVANTA CORP
  USD.01 CL-B
  NONVT            COMMON STOCK      007942204       181      12500    SH                SOLE               12500     0     0
AFFILIATED
  COMPUTER
  SERVICES I       COMMON STOCK      008190100       513      13500    SH                SOLE               13500     0     0
ALLMERICA FINL
  CORP COM         OPTIONS - CALLS   0197540EK       765      15000    SH     CALL       SOLE               15000     0     0
AMBAC FINANCIAL
  GROUP INC        COMMON STOCK      023139108      4289      85150    SH                SOLE               85150     0     0
AMER EXPRESS
  CO COM           COMMON STOCK      025816109      1236       8300    SH                SOLE                8300     0     0
AMERICAN FINICAL
  HOLDINGS         COMMON STOCK      026075101       134      11093    SH                SOLE               11093     0     0
AMERICAN GEN
  CORP COM         COMMON STOCK      026351106      3059      54500    SH                SOLE               54500     0     0
AON CORP           COMMON STOCK      037389103      4931     152900    SH                SOLE              152900     0     0
BANK ONE CORP
  COM              OPTIONS - CALLS   06423A2AE      1725      50000    SH     CALL       SOLE               50000     0     0
BANK ONE CORP
  COM              OPTIONS - CALLS   06423A2AF      1035      30000    SH     CALL       SOLE               30000     0     0
BEAR STEARNS
  COS INC
  USD1 COM         COMMON STOCK      073902108      3353      73500    SH                SOLE               73500     0     0
BERKLEY W R
  CORP COM         COMMON STOCK      084423102      1916      83100    SH                SOLE               83100     0     0
BERKSHIRE
  HATHAWAY CL A
  INC DE           COMMON STOCK      084670108      2231         39    SH                SOLE                  39     0     0





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

BERKSHIRE
  HATHAWAY
  INC CLASS B      COMMON STOCK      084670207      7329       4027    SH                SOLE                4027     0     0
BISYS GROUP
  INC COM          COMMON STOCK      055472104      4947      74400    SH                SOLE               74400     0     0
BOSTON PROPERTIES
  INC              COMMON STOCK      101121101       509      16000    SH                SOLE               16000     0     0
BROWN & BROWN
  INC COM STK      COMMON STOCK      115236101      3906     100975    SH                SOLE              100975     0     0
BYL BANCORP
  COM STK          COMMON STOCK      056064108       203      19600    SH                SOLE               19600     0     0
CARNIVAL CORP
  COM STK          COMMON STOCK      143658102       471      19000    SH                SOLE               19000     0     0
CLARK/BARDES
  HOLDING INC COM  COMMON STOCK      180668105      3772     264700    SH                SOLE              264700     0     0
CNA FINL CORP COM  COMMON STOCK      126117100      1066      33000    SH                SOLE               33000     0     0
CONCORD EFS
  INC COM          COMMON STOCK      206197105      2260      98500    SH                SOLE               98500     0     0
DATA BROADCASTING
  CORP             COMMON STOCK      237596101       153      20000    SH                SOLE               20000     0     0
DUKE RLTY INVTS
  INC COM NEW      COMMON STOCK      264411505       432      22600    SH                SOLE               22600     0     0
EQUIFAX INC COM    COMMON STOCK      294429105       980      38800    SH                SOLE               38800     0     0
EQUITY OFFICE
  PROPERTIES
  TRUST            REITS/RICS        294741103       503      20000    SH                SOLE               20000     0     0
EQUITY RESIDENTIAL
  PPTYS TR         REITS/RICS        29476L107       482      12000    SH                SOLE               12000     0     0
EVEREST RE GROUP
  LTD COM STK      COMMON STOCK      G3223R108      3222      98750    SH                SOLE               98750     0     0
FIDELITY NATL
  FINL INC COM     COMMON STOCK      316326107       940      68000    SH                SOLE               68000     0     0
FIRST DATA
  CORP COM         COMMON STOCK      319963104      6117     137850    SH                SOLE              137850     0     0
FIRST HEALTH
  GROUP CORP COM   COMMON STOCK      320960107       402      12700    SH                SOLE               12700     0     0
FIRST INVS
  FINL SVCS
  GROUP IN         COMMON STOCK      32058A101      1050     200000    SH                SOLE              200000     0     0
FLEET BOSTON
  FINANCIAL CORP   COMMON STOCK      339030108      2675      73300    SH                SOLE               73300     0     0
GALLAGHER ARTHUR
  J & CO COM       COMMON STOCK      363576109       311       9570    SH                SOLE                9570     0     0
HCC INS HLDGS
  INC COM          COMMON STOCK      404132102      2015     152040    SH                SOLE              152040     0     0
HELLER FINL
  INC COM          COMMON STOCK      423328103      1265      55000    SH                SOLE               55000     0     0
HILB, ROGAL &
  HAMILTON CO      COMMON STOCK      431294107       240       8775    SH                SOLE                8775     0     0




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

HOSPITALITY PPTYS
  TR COM SH B      COMMON STOCK      44106M102       547      27000    SH                SOLE               27000     0     0
IMS HEALTH INC     COMMON STOCK      449934108       677      40000    SH                SOLE               40000     0     0
INTUIT INC COM     COMMON STOCK      461202103      5313      97705    SH                SOLE               97705     0     0
INVESTMENT
  TECHNOLOGY GROUP COMMON STOCK      46145F105       260       7380    SH                SOLE                7380     0     0
J HANCOCK FINL
  COM STK          COMMON STOCK      41014S106      4353     241000    SH                SOLE              241000     0     0
JEFFERSON PILOT
  CORP COM         OPTIONS - CALLS   4750700DM       832      12500    SH     CALL       SOLE               12500     0     0
KAYE GROUP
  INC COM          COMMON STOCK      486589104       130      18500    SH                SOLE               18500     0     0
LASALLE RE
  HOLDINGS
  LTD COM          COMMON STOCK      G5383Q101      1700     122500    SH                SOLE              122500     0     0
LINCOLN NATL
  CORP IND COM     COMMON STOCK      534187109       838      25000    SH                SOLE               25000     0     0
LINCOLN NATL
  CORP IND COM     OPTIONS - CALLS   5341870DH       670      20000    SH     CALL       SOLE               20000     0     0
LOEWS CORP COM     COMMON STOCK      540424108      1050      21000    SH                SOLE               21000     0     0
LONDON PACIFIC
  GROUP LTD ADR    ADRS STOCKS       542073101      2735     117640    SH                SOLE              117640     0     0
MACK-CALI REALTY
  CORP REIT        REITS/RICS        554489104       510      20000    SH                SOLE               20000     0     0
MARKEL CORP COM    COMMON STOCK      570535104       898       6175    SH                SOLE                6175     0     0
MARSH & MCLENNAN
  COS INC COM      COMMON STOCK      571748102      6878      62350    SH                SOLE               62350     0     0
MBIA INC COM       COMMON STOCK      55262C100      1752      33660    SH                SOLE               33660     0     0
MBNA CORP COM      COMMON STOCK      55262L100      1224      48000    SH                SOLE               48000     0     0
MMI CO INC COM     COMMON STOCK      553087107       133      13500    SH                SOLE               13500     0     0
MUTUAL RISK
  MANAGEMENT LTD   COMMON STOCK      628351108      9374     468716    SH                SOLE              468716     0     0
NORTH FORK
  BANCORPORATION   COMMON STOCK      659424105      1788     100000    SH                SOLE              100000     0     0
PARTNERRE LIMITED
  BERMUDA          COMMON STOCK      G6852T105      1807      49100    SH                SOLE               49100     0     0
PNC FINANCIAL
  SERVICES GRP     COMMON STOCK      693475105      2433      54000    SH                SOLE               54000     0     0
PROGRESSIVE CORP
  OHIO             COMMON STOCK      743315103      4434      58300    SH                SOLE               58300     0     0
PROVIDENT
  FINANCIAL HLDGS
  INC              COMMON STOCK      743868101       438      31120    SH                SOLE               31120     0     0
PXRE GROUP
  LTD COM STK      COMMON STOCK      G73018106      1595      93800    SH                SOLE               93800     0     0
REDWOOD EMPIRE
  BANCORP          COMMON STOCK      757897103       143      10000    SH                SOLE               10000     0     0
REINSURANCE GROUP
  AMER INC         COMMON STOCK      759351109      3996     167800    SH                SOLE              167800     0     0




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

RENAISSANCE RE
  HLDGS LTD COM    COMMON STOCK      G7496G103      3285      80370    SH                SOLE               80370     0     0
SCOTTISH ANNUITY
  AND LIFE HOLD    COMMON STOCK      G7885T104       343      44600    SH                SOLE               44600     0     0
STATE STREET
  CORP COM         COMMON STOCK      857477103      2325      24000    SH                SOLE               24000     0     0
TORCHMARK
  CORP COM         COMMON STOCK      891027104       335      14465    SH                SOLE               14465     0     0
U.S. BANCORP COM   OPTIONS - CALLS   902973EFE      2188     100000    SH     CALL       SOLE              100000     0     0
WADDELL & REED
  FINANCIAL INC    COMMON STOCK      930059100      9626     227500    SH                SOLE              227500     0     0
XL CAPITAL LTD
  CL-A COM STK     COMMON STOCK      G98255105      9305     168036    SH                SOLE              168036     0     0
ZENITH NATL
  INS CORP         COMMON STOCK      989390109       283      12760    SH                SOLE               12760     0     0





































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